Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under these leases
Years ending December 31:	Amount

2014	$558
2015	529
2016	404
2017	304
2018	158
Thereafter	142

$2,095